Government grant (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Government grant
Recognition of government grants	14,471	18,672	41,161
Receipt of government grants	126,900	78,020	35,500
Long-term liability balance related to government grants	262,348	148,738